Fiduciary activities and management of funds - Summary of managed off-balance sheet financial assets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 23,181,503	S/ 21,317,398
Investment funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	17,829,262	16,821,566
Mutual funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 5,352,241	S/ 4,495,832